MASSMUTUAL SELECT FUNDS

MassMutual Select Overseas Fund

Supplement dated December 20, 2017 to the

Prospectus dated February 1, 2017 and the

Summary Prospectus dated February 1, 2017

This supplement provides new and additional information beyond that contained in the Prospectus and Summary Prospectus, and any previous supplements. It should be retained and read in conjunction with the Prospectus and Summary Prospectus, and any previous supplements.

Effective on December 12, 2017, J.P. Morgan Investment Management Inc. (“J.P. Morgan”) was removed as co-Subadviser to the Overseas Fund. All references to J.P. Morgan in the Prospectus are, therefore, deleted.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

B3001M-17-14

O-17-03

MASSMUTUAL SELECT FUNDS

Supplement dated December 20, 2017 to the

Statement of Additional Information dated February 1, 2017

This supplement provides new and additional information beyond that contained in the Statement of Additional Information (“SAI”) and any previous supplements. It should be retained and read in conjunction with the SAI and any previous supplements.

Effective on December 12, 2017, J.P. Morgan Investment Management Inc. (“J.P. Morgan”) was removed as co-Subadviser to the Overseas Fund. All references to J.P. Morgan in the SAI are, therefore, deleted.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

SAI B3001M-17-12